Balance Sheet Components - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expense	$ 2,119	$ 370
Deferred issuance costs	0	3,710
Costs-share receivables	600	126
Accrued interest receivable	1,138	0
Rent security	143	0
Refundable deposit	125	125
Total prepaid and other current assets	$ 4,125	$ 4,331